Related party transactions and balances	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Related Party Transactions [Abstract]
Related party transactions and balances

12. Related party transactions and balances

Compensation of key management personnel includes the CEO, COO, CSO, and CFO:

	February 28, 2025	February 29, 2024
	$	$
Salaries, Wages and benefits	320,630	364,450

Un-secured loans received from directors are disclosed in Note 17.

Pineapple Financial Inc.

Notes to the Condensed Interim Consolidated Financial Statements for period ended February 28, 2025 - Unaudited

(Expressed in US Dollars)

12. Related party transactions and balances

Compensation of key management personnel includes the CEO, COO, CSO, and CFO:

	August 31, 2024	August 31, 2023
	$	$
Salaries, Wages and benefits	776,278	522,916
Share-based compensation	-	28,989

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)